Financial Instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits by banks
Financial Instruments
Financial Liabilities	£ 46,898	£ 38,556
Customer accounts
Financial Instruments
Financial Liabilities	398,036	380,968
Debt securities in issue
Financial Instruments
Financial Liabilities	30,559	27,245
Settlement balances and short positions
Financial Instruments
Financial Liabilities	31,371	25,722
Derivatives
Financial Instruments
Financial Liabilities	154,506	236,475
Subordinated liabilities
Financial Instruments
Financial Liabilities	12,722	19,419
0-1 years | Deposits by banks
Financial Instruments
Financial Liabilities	27,303	32,043
0-1 years | Customer accounts
Financial Instruments
Financial Liabilities	394,587	377,328
0-1 years | Debt securities in issue
Financial Instruments
Financial Liabilities	7,940	6,689
0-1 years | Settlement balances and short positions
Financial Instruments
Financial Liabilities	4,938	5,010
0-1 years | Derivatives
Financial Instruments
Financial Liabilities	32,212	60,878
0-1 years | Subordinated liabilities
Financial Instruments
Financial Liabilities	2,383	1,062
2019 and beyond | Deposits by banks
Financial Instruments
Financial Liabilities	19,595	6,513
2019 and beyond | Customer accounts
Financial Instruments
Financial Liabilities	3,449	3,640
2019 and beyond | Debt securities in issue
Financial Instruments
Financial Liabilities	22,619	20,556
2019 and beyond | Settlement balances and short positions
Financial Instruments
Financial Liabilities	26,433	20,712
2019 and beyond | Derivatives
Financial Instruments
Financial Liabilities	122,294	175,597
2019 and beyond | Subordinated liabilities
Financial Instruments
Financial Liabilities	10,339	18,357
Cash and balances at central banks
Financial Instruments
Financial Assets	98,337	74,250
Cash and balances at central banks | 0-1 years
Financial Instruments
Financial Assets	98,337	74,250
Loans and advances to banks
Financial Instruments
Financial Assets	30,251	30,138
Loans and advances to banks | 0-1 years
Financial Instruments
Financial Assets	30,153	30,078
Loans and advances to banks | 2019 and beyond
Financial Instruments
Financial Assets	98	60
Loans and advances to customers
Financial Instruments
Financial Assets	349,919	351,950
Loans and advances to customers | 0-1 years
Financial Instruments
Financial Assets	108,990	115,925
Loans and advances to customers | 2019 and beyond
Financial Instruments
Financial Assets	240,929	236,025
Debt securities
Financial Instruments
Financial Assets	78,933	72,522
Debt securities | 0-1 years
Financial Instruments
Financial Assets	17,204	19,530
Debt securities | 2019 and beyond
Financial Instruments
Financial Assets	61,729	52,992
Equity shares
Financial Instruments
Financial Assets	450	703
Equity shares | 2019 and beyond
Financial Instruments
Financial Assets	450	703
Settlement balances
Financial Instruments
Financial Assets	2,517	5,526
Settlement balances | 0-1 years
Financial Instruments
Financial Assets	2,517	5,526
Derivatives
Financial Instruments
Financial Assets	160,843	246,981
Derivatives | 0-1 years
Financial Instruments
Financial Assets	32,372	61,719
Derivatives | 2019 and beyond
Financial Instruments
Financial Assets	£ 128,471	£ 185,262